Condensed Consolidating Financial Information - Consolidating Statement of Cash Flows Information (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended		12 Months Ended
	Jun. 30, 2019	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Net cash provided by (used in) operating activities		$ (84,517)	$ 424,837	$ 556,801	$ 482,578	$ 297,781
Acquisition of Northfield	$ (298,957)	0	(1,068,337)	(1,068,336)	0	0
Cash flows from investing activities
Capital expenditures for property and equipment		0	(191)	(192)	(488)	(138,987)
MGM National Harbor Transaction				0	(462,500)	0
Net cash provided by (used in) investing activities		3,779	(1,068,528)	(1,068,528)	(462,988)	(138,987)
Cash flows from financing activities
Net borrowings (repayments) under bank credit facility		(566,813)	747,375	727,750	(41,875)	(16,750)
Proceeds from issuance of debt		750,000	0	0	350,000	3,700,000
Deferred financing costs		(9,983)	(17,490)	(17,490)	(5,598)	(77,163)
Repayment of assumed debt and bridge facilities		(245,950)	0	0	(425,000)	(4,544,850)
Issuance of Operating Partnership units		699,362	0	0	404,685	1,207,500
Dividends and distributions paid		(395,005)	(337,865)	(454,260)	(385,435)	(150,829)
Other		(1,342)	0
Net cash transfers from Parent				0	0	158,822
Net cash provided by (used in) financing activities		230,269	392,020	256,000	(120,360)	201,698
Cash flows from discontinued operations, net
Cash flows provided by operating activities, net		15,591	8,250	23,406	0	0
Cash flows provided by investing activities, net		(12)	33,199	32,416	0	0
Cash flows used in financing activities, net		(37,900)	0	0	0	0
Net cash provided by (used in) discontinued operations		(22,321)	41,449	55,822	0	0
Cash and cash equivalents
Net increase (decrease) for the period		149,531	(251,671)	(255,727)	(100,770)	360,492
Balance, beginning of period		3,995	259,722	259,722	360,492	0
Balance, end of period		153,526	8,051	3,995	259,722	360,492
MGP Operating Partnership
Cash flows from operating activities
Net cash provided by (used in) operating activities		(84,517)	424,837	556,801	482,578	297,781
Proceeds from Northfield OpCo Transaction		3,779
Acquisition of Northfield		0	(1,068,337)	(1,068,336)	0	0
Cash flows from investing activities
Capital expenditures for property and equipment		0	(191)	(192)	(488)	(138,987)
MGM National Harbor Transaction				0	(462,500)	0
Net cash provided by (used in) investing activities		3,779	(1,068,528)	(1,068,528)	(462,988)	(138,987)
Cash flows from financing activities
Net borrowings (repayments) under bank credit facility		(566,813)	747,375	727,750	(41,875)	(16,750)
Proceeds from issuance of debt		750,000	0	0	350,000	3,700,000
Deferred financing costs		(9,983)	(17,490)	(17,490)	(5,598)	(77,163)
Repayment of assumed debt and bridge facilities		(245,950)	0	0	(425,000)	(4,544,850)
Repayment of debt principal					(41,875)	(16,750)
Issuance of Operating Partnership units		699,362	0	0	387,548	1,132,468
Proceeds from purchase of Operating Partnership units by MGP					387,548	1,132,468
Dividends and distributions paid		(395,005)	(337,865)	(454,260)	(385,435)	(150,829)
Cash received by Parent on behalf of Guarantor Subsidiaries		0	0	0	0	0
Other		(1,342)	0
Net cash transfers from Parent				0	0	158,822
Net cash provided by (used in) financing activities		230,269	392,020	256,000	(120,360)	201,698
Cash flows from discontinued operations, net
Cash flows provided by operating activities, net		15,591	8,250	23,406	0	0
Cash flows provided by investing activities, net		(12)	33,199	32,416	0	0
Cash flows used in financing activities, net		(37,900)	0	0	0	0
Net cash provided by (used in) discontinued operations		(22,321)	41,449	55,822	0	0
Change in cash and cash equivalents classified as assets held for sale		(22,321)	41,449	55,822
Cash and cash equivalents
Net increase (decrease) for the period		149,531	(251,671)	(255,727)	(100,770)	360,492
Balance, beginning of period		3,995	259,722	259,722	360,492	0
Balance, end of period		153,526	8,051	3,995	259,722	360,492
MGP Operating Partnership | Eliminations
Cash flows from operating activities
Net cash provided by (used in) operating activities		0	0	0	0	0
Proceeds from Northfield OpCo Transaction		0
Acquisition of Northfield				0
Cash flows from investing activities
Capital expenditures for property and equipment			0	0	0	0
MGM National Harbor Transaction					0
Net cash provided by (used in) investing activities		0	0	0	0	0
Cash flows from financing activities
Net borrowings (repayments) under bank credit facility		0	0	0
Proceeds from issuance of debt		0			0	0
Deferred financing costs		0	0	0	0	0
Repayment of assumed debt and bridge facilities		0			0	0
Repayment of debt principal					0	0
Issuance of Operating Partnership units		0
Proceeds from purchase of Operating Partnership units by MGP					0	0
Dividends and distributions paid		0	0	0	0	0
Cash received by Parent on behalf of Guarantor Subsidiaries		0	0	0	0	0
Other		0
Net cash transfers from Parent						0
Net cash provided by (used in) financing activities		0	0	0	0	0
Cash flows from discontinued operations, net
Cash flows provided by operating activities, net		0	0
Cash flows provided by investing activities, net		0	0
Cash flows used in financing activities, net		0	0
Net cash provided by (used in) discontinued operations		0	0	0
Change in cash and cash equivalents classified as assets held for sale		0	0	0
Cash and cash equivalents
Net increase (decrease) for the period		0	0	0	0	0
Balance, beginning of period		0	0	0	0	0
Balance, end of period		0	0	0	0	0
MGP Operating Partnership | Operating Partnership | Reportable Legal Entities
Cash flows from operating activities
Net cash provided by (used in) operating activities		(762,230)	(149,511)	(210,132)	(198,925)	(99,884)
Proceeds from Northfield OpCo Transaction		3,779
Acquisition of Northfield			(1,068,337)	(1,068,336)
Cash flows from investing activities
Capital expenditures for property and equipment			(191)	(192)	(488)	0
MGM National Harbor Transaction					(462,500)
Net cash provided by (used in) investing activities		3,779	(1,068,528)	(1,068,528)	(462,988)	0
Cash flows from financing activities
Net borrowings (repayments) under bank credit facility		(566,813)	747,375	727,750
Proceeds from issuance of debt		750,000			350,000	3,700,000
Deferred financing costs		(9,983)	(17,490)	(17,490)	(5,598)	(77,163)
Repayment of assumed debt and bridge facilities		(245,950)			(425,000)	(4,544,850)
Repayment of debt principal					(41,875)	(16,750)
Issuance of Operating Partnership units		699,362
Proceeds from purchase of Operating Partnership units by MGP					387,548	1,132,468
Dividends and distributions paid		(395,005)	(337,865)	(454,260)	(385,435)	(150,829)
Cash received by Parent on behalf of Guarantor Subsidiaries		677,713	574,348	766,933	681,503	417,500
Other		(1,342)
Net cash transfers from Parent						0
Net cash provided by (used in) financing activities		907,982	966,368	1,022,933	561,143	460,376
Cash flows from discontinued operations, net
Cash flows provided by operating activities, net		0	0	0
Cash flows provided by investing activities, net		0	0	0
Cash flows used in financing activities, net		0	0	0
Net cash provided by (used in) discontinued operations		0	0	0
Change in cash and cash equivalents classified as assets held for sale		0	0	0
Cash and cash equivalents
Net increase (decrease) for the period		149,531	(251,671)	(255,727)	(100,770)	360,492
Balance, beginning of period		3,995	259,722	259,722	360,492	0
Balance, end of period		153,526	8,051	3,995	259,722	360,492
MGP Operating Partnership | Co-Issuer | Reportable Legal Entities
Cash flows from operating activities
Net cash provided by (used in) operating activities		0	0	0	0	0
Proceeds from Northfield OpCo Transaction		0
Acquisition of Northfield			0	0
Cash flows from investing activities
Capital expenditures for property and equipment			0	0	0	0
MGM National Harbor Transaction					0
Net cash provided by (used in) investing activities		0	0	0	0	0
Cash flows from financing activities
Net borrowings (repayments) under bank credit facility		0	0	0
Proceeds from issuance of debt		0			0	0
Deferred financing costs		0	0	0	0	0
Repayment of assumed debt and bridge facilities		0			0	0
Repayment of debt principal					0	0
Issuance of Operating Partnership units		0
Proceeds from purchase of Operating Partnership units by MGP					0	0
Dividends and distributions paid		0	0	0	0	0
Cash received by Parent on behalf of Guarantor Subsidiaries		0	0	0	0	0
Other		0
Net cash transfers from Parent						0
Net cash provided by (used in) financing activities		0	0	0	0	0
Cash flows from discontinued operations, net
Cash flows provided by operating activities, net		0	0	0
Cash flows provided by investing activities, net		0	0	0
Cash flows used in financing activities, net		0	0	0
Net cash provided by (used in) discontinued operations		0	0	0
Change in cash and cash equivalents classified as assets held for sale		0	0	0
Cash and cash equivalents
Net increase (decrease) for the period		0	0	0	0	0
Balance, beginning of period		0	0	0	0	0
Balance, end of period		0	0	0	0	0
MGP Operating Partnership | Guarantor Subsidiaries | Reportable Legal Entities
Cash flows from operating activities
Net cash provided by (used in) operating activities		677,713	574,348	766,933	681,503	397,665
Proceeds from Northfield OpCo Transaction		0
Acquisition of Northfield			0	0
Cash flows from investing activities
Capital expenditures for property and equipment			0	0	0	(138,987)
MGM National Harbor Transaction					0
Net cash provided by (used in) investing activities		0	0	0	0	(138,987)
Cash flows from financing activities
Net borrowings (repayments) under bank credit facility		0	0	0
Proceeds from issuance of debt		0			0	0
Deferred financing costs		0	0	0	0	0
Repayment of assumed debt and bridge facilities		0			0	0
Repayment of debt principal					0	0
Issuance of Operating Partnership units		0
Proceeds from purchase of Operating Partnership units by MGP					0	0
Dividends and distributions paid		0	0	0	0	0
Cash received by Parent on behalf of Guarantor Subsidiaries		(677,713)	(574,348)	(766,933)	(681,503)	(417,500)
Other		0
Net cash transfers from Parent						158,822
Net cash provided by (used in) financing activities		(677,713)	(574,348)	(766,933)	(681,503)	(258,678)
Cash flows from discontinued operations, net
Cash flows provided by operating activities, net		15,591	8,250	23,406
Cash flows provided by investing activities, net		(12)	33,199	32,416
Cash flows used in financing activities, net		(37,900)	0	0
Net cash provided by (used in) discontinued operations		(22,321)	41,449	55,822
Change in cash and cash equivalents classified as assets held for sale		(22,321)	41,449	55,822
Cash and cash equivalents
Net increase (decrease) for the period		0	0	55,822	0	0
Balance, beginning of period		0	0	0	0	0
Balance, end of period		$ 0	$ 0	$ 0	$ 0	$ 0